JOHN HANCOCK INVESTMENT TRUST

200 Berkeley Street

Boston, MA 02116

April 8, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of:
John Hancock Fundamental Equity Income Fund (the “Fund”)
File Nos. 002-10156; 811-00560

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 218 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 170 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register the Fund as a new series of the Trust and to register Class A, C, I, R6, and NAV shares of the Fund. No fees are required in connection with this filing.

If you have any questions or comments, please call me at 617-663-3679.

Sincerely,

/s/ Mara Moldwin
Mara Moldwin
Assistant Secretary of the Trust